LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS - Schedule of Lease Facilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liquidity And Capital Resources [Line Items]
Right-of-use lease liabilities	$ 157.5	$ 456.6	$ 521.6
Bocomm Leasing Facilities 2019-2021
Liquidity And Capital Resources [Line Items]
Right-of-use lease liabilities	28.9	135.6	148.9
Springliner Leases
Liquidity And Capital Resources [Line Items]
Right-of-use lease liabilities	21.9	25.0	27.9
China Development Bank Financial Leasing
Liquidity And Capital Resources [Line Items]
Right-of-use lease liabilities	0.0	136.5	149.0
China Merchant Bank Financial Leasing
Liquidity And Capital Resources [Line Items]
Right-of-use lease liabilities	$ 106.7	$ 159.5	$ 195.8